LEASES - (Lessee) Operating Lease Cost and Other Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost
Operating lease cost	$ 105	$ 124
Sublease income	(8)	(13)
Net operating lease cost	97	111
Cash paid for amounts included in the measurement of operating lease liabilities	69	77
ROU assets obtained in exchange for new operating lease liabilities	$ 32	$ 14
Weighted average remaining lease term	9 years	10 years
Weighted average discount rate	3.50%	3.50%